TRADE AND OTHER PAYABLES - Textual information (Details) - DPN LLC Inc $ in Millions	1 Months Ended
Jun. 30, 2022 USD ($) shares
Trade And Other Payables
Variable consideration (in shares) | shares	8,147,831
Contingent consideration issued	$ 5.0
Income from reversal of unearned contingent consideration	$ 5.0